Subsequent events (Details) - USD ($)		1 Months Ended			12 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent events (Details) [Line Items]
Exercised shares					2,300,000
Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Sale of units in shares			19,200,000	3,400,000
Sale of units (in Dollars)			$ 5	$ 17,000,000
Price per share (in Dollars per share)	$ 5.25		$ 5.25
March 2021 Offering [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Sale of units in shares		14,000,000
Price per share (in Dollars per share)		$ 6.1
Net proceeds (in Dollars)		$ 80,000,000
Description of purchased stock		Each unit offered in the March 2021 Offering consist of one Class A ordinary share and one warrant to purchase one-half of one Class A ordinary share. The warrants are immediately exercisable and expire on the fifth anniversary of the original issuance date. The exercise price of each two warrant is $6.59.
Warrant price (in Dollars per share)		$ 6.59
Warrant [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Sale of units in shares				3,400,000
Warrant Inducement Offering [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Sale of units in shares	13,600,000
Number of shares sold	13,600,000
Net proceeds (in Dollars)	$ 68,000,000
Class A ordinary shares [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Sale of units in shares				3,400,000
Exercised shares				1,700,000
Class A ordinary shares [Member]
Subsequent events (Details) [Line Items]
Sale of units in shares	13,600,000
Class A ordinary shares [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Price per share (in Dollars per share)	$ 11.06		$ 11.06